Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

February 29, 2020

GO-QTLY-0420
1.797926.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.2%
Entertainment - 3.3%
Activision Blizzard, Inc.	633,651	$36,834
CD Projekt RED SA	12,100	868
Electronic Arts, Inc. (a)	81,435	8,255
Netflix, Inc. (a)	70,227	25,916
Roku, Inc. Class A (a)	686,480	78,032
Sea Ltd. ADR (a)(b)	1,726,948	77,816
The Walt Disney Co.	471,540	55,477
Ubisoft Entertainment SA (a)	47,300	3,547
		286,745
Interactive Media & Services - 10.2%
Alphabet, Inc.:
Class A (a)	109,070	146,072
Class C (a)	316,899	424,432
Facebook, Inc. Class A (a)	1,516,533	291,887
IAC/InterActiveCorp (a)	125,900	25,676
Zillow Group, Inc. Class A (a)	46,172	2,570
		890,637
Media - 0.9%
Comcast Corp. Class A	1,940,109	78,439
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	1,789,646	161,354

TOTAL COMMUNICATION SERVICES		1,417,175

CONSUMER DISCRETIONARY - 15.6%
Automobiles - 1.6%
Tesla, Inc. (a)	214,576	143,335
Diversified Consumer Services - 0.3%
Arco Platform Ltd. Class A (a)	419,628	21,447
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	11,300	2,194
Planet Fitness, Inc. (a)	144,313	9,740
Starbucks Corp.	419,532	32,904
		44,838
Internet & Direct Marketing Retail - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	539,953	112,310
Amazon.com, Inc. (a)	222,967	420,014
MakeMyTrip Ltd. (a)	239,400	5,509
Meituan Dianping Class B (a)	2,928,192	37,152
MercadoLibre, Inc. (a)	40,689	25,066
Naspers Ltd. Class N	153,566	24,011
Pinduoduo, Inc. ADR (a)(b)	2,272,018	81,293
Prosus NV (a)	269,666	18,858
The Booking Holdings, Inc. (a)	38,091	64,589
The RealReal, Inc. (b)	1,937,872	27,111
Wayfair LLC Class A (a)	214,314	13,547
		829,460
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	182,844	15,182
Specialty Retail - 3.3%
Carvana Co. Class A (a)(b)	2,702,400	224,056
Floor & Decor Holdings, Inc. Class A (a)	676,482	34,534
Lowe's Companies, Inc.	293,688	31,298
		289,888
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. (a)(c)(d)	23,730	270
lululemon athletica, Inc. (a)	75,515	16,418
		16,688

TOTAL CONSUMER DISCRETIONARY		1,360,838

CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Budweiser Brewing Co. APAC Ltd. (a)(e)	887,566	2,664
Fever-Tree Drinks PLC	330,400	5,406
		8,070
Food & Staples Retailing - 0.2%
BJ's Wholesale Club Holdings, Inc. (a)	854,700	16,462
Walmart, Inc.	9,566	1,030
		17,492
Food Products - 0.1%
Beyond Meat, Inc. (b)	147,444	13,218
Tobacco - 0.8%
Altria Group, Inc.	1,701,268	68,680
JUUL Labs, Inc. Class B (a)(c)(d)	2,772	345
		69,025

TOTAL CONSUMER STAPLES		107,805

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	6,310,697	115,589
FINANCIALS - 2.6%
Banks - 0.2%
HDFC Bank Ltd. sponsored ADR	271,500	14,892
Capital Markets - 0.9%
Cboe Global Markets, Inc.	154,948	17,664
Charles Schwab Corp.	232,632	9,480
London Stock Exchange Group PLC	446,859	43,892
MSCI, Inc.	19,079	5,637
XP, Inc. Class A (a)	153,900	5,333
		82,006
Consumer Finance - 1.5%
LendingTree, Inc. (a)(b)	438,900	121,057
Synchrony Financial	353,001	10,272
		131,329

TOTAL FINANCIALS		228,227

HEALTH CARE - 14.8%
Biotechnology - 5.5%
AbbVie, Inc.	472,035	40,458
Acceleron Pharma, Inc. (a)	89,200	7,665
Agios Pharmaceuticals, Inc. (a)	367,900	17,468
Aimmune Therapeutics, Inc. (a)(b)	362,311	8,627
Alexion Pharmaceuticals, Inc. (a)	621,424	58,432
Alnylam Pharmaceuticals, Inc. (a)	211,035	24,830
Applied Therapeutics, Inc. (a)	93,300	3,877
Arcutis Biotherapeutics, Inc. (a)	188,300	5,004
Argenx SE ADR (a)	19,529	2,761
Ascendis Pharma A/S sponsored ADR (a)	50,262	6,553
BeiGene Ltd. (a)	127,913	1,511
BioNTech SE ADR (a)(b)	214,107	7,515
Black Diamond Therapeutics, Inc. (a)	47,900	1,293
bluebird bio, Inc. (a)	272,605	19,718
Blueprint Medicines Corp. (a)	22,888	1,239
Crinetics Pharmaceuticals, Inc. (a)	391,161	8,050
FibroGen, Inc. (a)	735,301	30,736
G1 Therapeutics, Inc. (a)	95,316	1,710
Gritstone Oncology, Inc. (a)	311,808	2,619
Insmed, Inc. (a)	1,625,819	40,483
Intercept Pharmaceuticals, Inc. (a)	49,872	4,585
Morphic Holding, Inc.	208,036	3,287
Neurocrine Biosciences, Inc. (a)	251,202	23,789
Passage Bio, Inc. (a)	57,100	1,028
Regeneron Pharmaceuticals, Inc. (a)	115,100	51,170
Revolution Medicines, Inc.	91,086	2,848
Sage Therapeutics, Inc. (a)	53,547	2,517
Sarepta Therapeutics, Inc. (a)	267,680	30,641
Vertex Pharmaceuticals, Inc. (a)	291,496	65,304
Zymeworks, Inc. (a)	77,800	3,184
		478,902
Health Care Equipment & Supplies - 4.2%
Becton, Dickinson & Co.	162,356	38,612
Boston Scientific Corp. (a)	2,430,153	90,863
DexCom, Inc. (a)	117,013	32,296
Insulet Corp. (a)	123,010	23,368
Intuitive Surgical, Inc. (a)	70,173	37,470
iRhythm Technologies, Inc. (a)(b)	125,300	10,897
Masimo Corp. (a)	130,437	21,304
Novocure Ltd. (a)	511,958	37,245
Penumbra, Inc. (a)	129,305	21,447
SmileDirectClub, Inc. (a)(b)(f)	5,401,753	40,405
TransMedics Group, Inc.	1,001,896	15,730
		369,637
Health Care Providers & Services - 3.7%
1Life Healthcare, Inc. (a)(b)	854,863	18,482
Centene Corp. (a)	276,944	14,684
Cigna Corp.	268,444	49,109
Guardant Health, Inc. (a)	54,796	4,765
Humana, Inc.	229,998	73,526
UnitedHealth Group, Inc.	624,809	159,301
		319,867
Health Care Technology - 0.1%
Schrodinger, Inc. (b)	92,200	4,276
Veeva Systems, Inc. Class A (a)	23,900	3,393
		7,669
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	38,840	3,096
Bruker Corp.	289,754	12,622
Thermo Fisher Scientific, Inc.	12,400	3,606
		19,324
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	78,175	3,424
Bristol-Myers Squibb Co.	399,675	23,605
Bristol-Myers Squibb Co. rights (a)	125,816	421
Nabriva Therapeutics PLC (a)(b)	4,450,981	6,009
Nektar Therapeutics (a)	826,571	17,201
Roche Holding AG (participation certificate)	132,799	42,699
Theravance Biopharma, Inc. (a)	172,927	4,211
		97,570

TOTAL HEALTH CARE		1,292,969

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	46,216	15,198
Airlines - 0.7%
JetBlue Airways Corp. (a)	1,321,342	20,851
Spirit Airlines, Inc. (a)	1,496,007	42,561
		63,412
Electrical Equipment - 0.7%
Sunrun, Inc. (a)(b)	1,613,572	31,206
Vestas Wind Systems A/S	272,160	26,258
		57,464
Industrial Conglomerates - 0.1%
General Electric Co.	726,100	7,900
Machinery - 0.2%
Minebea Mitsumi, Inc.	1,127,044	19,895
Professional Services - 0.4%
Clarivate Analytics PLC (a)	333,700	6,787
TransUnion Holding Co., Inc.	312,996	27,832
		34,619
Road & Rail - 2.3%
Lyft, Inc.	2,498,980	95,261
Uber Technologies, Inc.	3,233,981	109,535
		204,796

TOTAL INDUSTRIALS		403,284

INFORMATION TECHNOLOGY - 38.7%
Electronic Equipment & Components - 0.3%
CDW Corp.	35,600	4,066
Flextronics International Ltd. (a)	1,959,800	21,773
		25,839
IT Services - 9.4%
Black Knight, Inc. (a)	65,500	4,370
EPAM Systems, Inc. (a)	56,773	12,672
Fidelity National Information Services, Inc.	253,437	35,410
GDS Holdings Ltd. ADR (a)(b)	1,984,738	115,055
Genpact Ltd.	387,458	14,902
Global Payments, Inc.	316,130	58,158
GoDaddy, Inc. (a)	1,088,548	76,177
MasterCard, Inc. Class A	365,596	106,114
MongoDB, Inc. Class A (a)(b)	168,999	25,772
Okta, Inc. (a)	86,421	11,067
PayPal Holdings, Inc. (a)	598,245	64,604
Riskified Ltd. (c)(d)	2,800	633
Riskified Ltd. warrants (a)(c)(d)	818	0
Square, Inc. (a)	65,300	5,441
Twilio, Inc. Class A (a)(b)	439,430	49,497
Visa, Inc. Class A	699,308	127,106
Wix.com Ltd. (a)	826,884	110,827
		817,805
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	783,975	45,565
Broadcom, Inc.	70,031	19,092
Cree, Inc. (a)	187,600	8,391
Enphase Energy, Inc. (a)(b)	75,200	3,683
Lam Research Corp.	190,430	55,878
Marvell Technology Group Ltd.	2,255,727	48,047
Micron Technology, Inc. (a)	1,809,472	95,106
NVIDIA Corp.	562,368	151,879
NXP Semiconductors NV	997,872	113,448
ON Semiconductor Corp. (a)	1,417,561	26,452
Qualcomm, Inc.	259,889	20,349
SolarEdge Technologies, Inc. (a)(b)	266,255	33,207
Universal Display Corp.	80,100	12,719
		633,816
Software - 17.1%
Adobe, Inc. (a)	329,782	113,814
Autodesk, Inc. (a)	449,348	85,772
Cloudflare, Inc. (e)	60,400	1,287
Coupa Software, Inc. (a)	159,207	23,841
DocuSign, Inc. (a)	303,678	26,210
Dynatrace, Inc.	227,400	7,345
Elastic NV (a)	421,040	31,098
HubSpot, Inc. (a)	211,050	37,873
Intuit, Inc.	108,590	28,869
Lightspeed POS, Inc. (a)	815,195	20,188
Microsoft Corp.	4,535,480	734,793
Nutanix, Inc. Class A (a)	285,900	6,816
Q2 Holdings, Inc. (a)	20,212	1,523
RingCentral, Inc. (a)	69,191	16,312
Salesforce.com, Inc. (a)	1,213,750	206,823
ServiceNow, Inc. (a)	148,550	48,441
SS&C Technologies Holdings, Inc.	208,565	11,575
The Trade Desk, Inc. (a)(b)	213,876	61,436
Workday, Inc. Class A (a)	146,764	25,427
Xero Ltd. (a)	16,469	790
Zoom Video Communications, Inc. Class A (b)	31,787	3,338
		1,493,571
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,459,540	398,980
Western Digital Corp.	269,096	14,951
		413,931

TOTAL INFORMATION TECHNOLOGY		3,384,962

MATERIALS - 1.5%
Chemicals - 1.5%
LG Chemical Ltd.	197,036	60,381
Olin Corp.	1,361,023	22,035
The Chemours Co. LLC	3,301,717	49,064
		131,480
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	157,202	35,653
Equinix, Inc.	29,823	17,083
		52,736
Real Estate Management & Development - 0.3%
Redfin Corp. (a)(b)	752,604	20,365

TOTAL REAL ESTATE		73,101

UTILITIES - 0.9%
Electric Utilities - 0.8%
NextEra Energy, Inc.	77,778	19,659
ORSTED A/S (e)	454,299	46,901
		66,560
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc.	697,331	12,064

TOTAL UTILITIES		78,624

TOTAL COMMON STOCKS
(Cost $6,372,990)		8,594,054

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (a)(c)(d)	6,477,300	1,571
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	9,365	106
Series B (a)(c)(d)	1,645	19
Series C (a)(c)(d)	15,730	179
Series Seed (a)(c)(d)	5,030	57
		361

TOTAL CONSUMER DISCRETIONARY		1,932

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	143,212	5,467
Sweetgreen, Inc.:
Series C (c)(d)	3,842	57
Series D (c)(d)	61,801	912
Series I (c)(d)	145,657	2,148
		8,584
Tobacco - 0.8%
JUUL Labs, Inc.:
Series C (a)(c)(d)	566,439	70,510
Series D (a)(c)(d)	3,671	457
		70,967

TOTAL CONSUMER STAPLES		79,551

FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (c)(d)	126,152	1,062
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	282,226	1,067

TOTAL FINANCIALS		2,129

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (c)(d)(g)	1,839,200	1,419
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series I (a)(c)(d)	16,438	3,616
Road & Rail - 0.2%
Convoy, Inc. Series D (c)(d)	1,038,289	14,058

TOTAL INDUSTRIALS		17,674

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	3,900	928
Software - 0.2%
ACV Auctions, Inc. Series E (c)(d)	2,543,049	14,064

TOTAL INFORMATION TECHNOLOGY		14,992

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $47,832)		117,697
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.49% 4/23/20 (h)
(Cost $7,424)	7,440	7,426
	Shares	Value (000s)

Money Market Funds - 6.9%
Fidelity Cash Central Fund 1.60% (i)	33,379,964	$33,387
Fidelity Securities Lending Cash Central Fund 1.60% (i)(j)	573,637,235	573,695
TOTAL MONEY MARKET FUNDS
(Cost $607,081)		607,082
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $7,035,327)		9,326,259
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(582,582)
NET ASSETS - 100%		$8,743,677

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	339	March 2020	$28,534	$(3,059)	$(3,059)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,945,000 or 1.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,852,000 or 0.6% of net assets.

 (f) Affiliated company

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,175,000.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ACV Auctions, Inc. Series E	11/6/19	$14,064
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Allbirds, Inc. Series Seed	10/9/18	$55
Blink Health LLC Series C	11/7/19	$5,467
Clover Health Series D	6/7/17	$2,647
Convoy, Inc. Series D	10/30/19	$14,058
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$1,184
Nuvation Bio, Inc. Series A	6/17/19	$1,419
Riskified Ltd.	12/20/19	$633
Riskified Ltd. Series E	10/28/19	$928
Riskified Ltd. warrants	10/28/19	$0
Sonder Holdings, Inc. Series D	12/20/19	$1,324
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Sweetgreen, Inc. Series C	9/13/19	$66
Sweetgreen, Inc. Series D	9/13/19	$1,057
Sweetgreen, Inc. Series I	9/13/19	$2,491

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$738
Fidelity Securities Lending Cash Central Fund	2,461
Total	$3,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SmileDirectClub, Inc.	$58,222	$2,881	$7,877	$--	$(3,286)	$(9,535)	$40,405
Total	$58,222	$2,881	$7,877	$--	$(3,286)	$(9,535)	$40,405

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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